Cover	May 01, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 01, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-33351
Entity Registrant Name	NEUROMETRIX, INC.
Entity Central Index Key	0001289850
Entity Tax Identification Number	04-3308180
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4B Gill Street
Entity Address, City or Town	Woburn
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01801
City Area Code	(781)
Local Phone Number	890-9989
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	NURO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable